Debt - Summary of borrowings of the scilex notes consisted (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Debt Disclosure [Abstract]
Principal	$ 133,997
Unamortized debt discount	(30,597)
Unamortized debt issuance costs	(2,228)
Carrying value	101,172
Current portion	(29,135)
Long term portion	72,037
Estimated fair value	$ 115,400